Leases (Tables)	12 Months Ended
Mar. 31, 2022
Presentation of leases for lessee [abstract]
Summary of carrying amounts of lease liabilities carried at amortized cost	Set out below are the carrying amounts of lease liabilities carried at amortised cost and the movements during the year:

	For the year ended
Particulars	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Opening balance	1,436	1,646	2,112	28
Additions	410	1,101	1,229	16
Asset acquisition (refer Note 56)	—	—	128	2
Acquisition of subsidiary	—	17	—	—
Capitalised during the year	—	105	114	2
Accretion of interest	147	113	166	2
Lease modification during the year	—	(26)	—	—
Disposal of subsidiary	—	(596)	—	—
Payments	(347)	(248)	(295)	(4)
Closing balance	1,646	2,112	3,454	46
Current	259	330	455	6
Non-current	1,387	1,782	2,999	40